Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Entity [Abstract]
Entity Registrant Name	HARMONY GOLD MINING CO LTD
Entity Central Index Key	0001023514
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Document Type	20-F/A
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Entity Common Stock, Shares Outstanding	500,251,751